Aquadex Acquisition (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 05, 2016	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Item]
Revenue		$ 1,363	$ 957	$ 3,499	$ 2,722	$ 3,553	$ 1,289
Amounts recognized for assets acquired [Abstract]
Goodwill						0	189
Aquadex Product Line [Member]
Business Acquisition [Line Item]
Revenue						$ 3,600	1,200
Total purchase consideration [Abstract]
Cash consideration	$ 4,000
Common stock consideration	950
Fair value of contingent consideration	126
Total purchase consideration	$ 5,076
Common stock issued in acquisition (in shares)	120
Closing market value (in dollars per share)	$ 7,980
Contingent consideration payable in excess of sale or disposal of business assets	40.00%			40.00%
Sale or disposal of business assets threshold for contingent consideration	$ 4,000			$ 4,000
Acquisition related expenses	900
Amounts recognized for assets acquired [Abstract]
Capital lease asset	307
Intangible assets	4,580
Total identifiable assets acquired	4,887
Goodwill	189
Total purchase consideration	$ 5,076
Pro forma information [Abstract]
Pro forma net sales							3,160
Pro forma net loss from operations							$ (15,340)
Pro forma basic and diluted net loss per share (in dollars per share)							$ (7,669.78)
Aquadex Product Line [Member] | Maximum [Member]
Business Acquisition [Line Item]
Agreement term						18 months
Total purchase consideration [Abstract]
Contingent consideration period				3 years		3 years